PROPERTY AND EQUIPMENT, NET	6 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 11. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,923,152	¥4,741,366	$680,449
Office equipment and fixtures	1,350,235	1,363,202	195,638
Production equipment	2,580,628	2,580,628	370,354
Total property and equipment	8,854,015	8,685,196	1,246,441
Less: Accumulated depreciation	(5,192,694)	(5,417,970)	(777,551)
Property and equipment, net	¥3,661,321	¥3,267,226	$468,890
Construction in progress	¥21,524,994	¥23,143,654	$3,321,421

On August 4, 2017, Gan Su BHD purchased the land use right of state-owned construction land in Yumen, Gan Su, in the amount of ¥1,361,969  ($195,460). The land use right was intended to establish production line of the oily sludge disposal projects. As of December 31, 2019, the main construction of the project has completed, and the total cost incurred in the project was ¥23,143,654  ($3,321,421).  Currently, the project is in the testing stage and Gan Su BHD has received its temporary hazardous waste operating permit. The project has been ready for its intended use and put into production in January 2020.

Depreciation expenses were ¥501,837 and ¥397,972 ($57,114) for the six months ended December 31, 2018 and 2019, respectively.

Loss from property and equipment disposal was ¥Nil and ¥3,189 ($458)  for the six months ended December 31, 2018 and 2019, respectively.